Share-based Payments - Board LTIP share awards 2022 (Details) - Board LTIP 2022 [Member] - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Beginning balance	0	0
Change	40,706	0
End balance	40,706	0
Accumulated number of outstanding	40,706	0
Elmar Schnee [Member]
Share-Based Payments
Beginning balance	0	0
Change	13,926	0
End balance	13,926	0
Accumulated number of outstanding	13,926	0
Hilde Furberg [Member]
Share-Based Payments
Beginning balance	0	0
Change	5,356	0
End balance	5,356	0
Accumulated number of outstanding	5,356	0
Diane Parks [Member]
Share-Based Payments
Beginning balance	0	0
Change	5,356	0
End balance	5,356	0
Accumulated number of outstanding	5,356	0
Molly Henderson [Member]
Share-Based Payments
Beginning balance	0	0
Change	5,356	0
End balance	5,356	0
Accumulated number of outstanding	5,356	0
Henrik Stenqvist, Board member
Share-Based Payments
Beginning balance	0	0
Change	5,356	0
End balance	5,356	0
Accumulated number of outstanding	5,356	0
Elisabeth Bjrk, Board member
Share-Based Payments
Beginning balance	0	0
Change	5,356	0
End balance	5,356	0
Accumulated number of outstanding	5,356	0